OWNERS' EQUITY - Assumptions in Fair Value of Stock Options Granted (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Expected dividend yield	0.00%	0.00%
Expected volatility	23.41%	23.41%
Expected term (years)	6 years	6 years
Risk-free interest rate	1.78%	1.78%
Exercise price per stock option	$ 1.20	$ 1.20
Market price per share	1.23	1.23
Weighted average fair value per stock option	$ 0.34	$ 0.34